Held for sale assets and liabilities	12 Months Ended
Mar. 31, 2023
Investments accounted for using equity method [abstract]
Held for sale assets and liabilities
42.	Held for sale assets and liabilities
Certain assets of the Company are classified as “Held for Sale” as they meet the criteria laid out under IFRS.
The below table outlines various
asse
ts and liabilities classif
i
ed as held for sale.

	As at March 31,
	2023		2023		2022

	(In millions)
Property, plant and equipment	US$	77.2	Rs.	6,342.9	Rs.	498.2
Repossessed vehicles related to finance receivable		23.4		1,920.1		4,458.8

Total assets	US$	100.6	Rs.	8,263.0	Rs.	4,957.0

Liabilities directly associated with Assets held-for-sale		—		—		31.2

Total liabilities	US$	—	Rs.	—	Rs.	31.2